Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000141795
Shareholder Report [Line Items]
Fund Name	AB Small Cap Value Portfolio
Class Name	Advisor Class
Trading Symbol	SCYVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCYVX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCYVX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$50	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%	[1]
AssetsNet	$ 592,863,391
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,246,295
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$592,863,391
# of Portfolio Holdings	106
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$2,246,295

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	21.9%
Industrials	20.2%
Consumer Discretionary	13.6%
Information Technology	11.0%
Real Estate	7.1%
Energy	6.4%
Health Care	6.3%
Materials	6.0%
Utilities	3.5%
Consumer Staples	2.9%
Others	0.5%
Short-Term Investments	1.4%
Other assets less liabilities	-0.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
BorgWarner, Inc.	$10,517,895	1.8%
Select Water Solutions, Inc.	$9,998,611	1.7%
Cardinal Infrastructure Group, Inc. - Class A	$9,388,250	1.6%
Seadrill Ltd.	$9,190,414	1.5%
Worthington Steel, Inc.	$8,981,829	1.5%
Versigent PLC	$8,810,367	1.5%
Avnet, Inc.	$8,712,299	1.5%
Extreme Networks, Inc.	$8,610,156	1.5%
Plexus Corp.	$8,360,756	1.4%
HA Sustainable Infrastructure Capital, Inc.	$7,988,030	1.3%
Total	$90,558,607	15.3%

Material Fund Change [Text Block]
C000141790
Shareholder Report [Line Items]
Fund Name	AB Small Cap Value Portfolio
Class Name	Class A
Trading Symbol	SCAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCAVX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCAVX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.17%	[2]
AssetsNet	$ 592,863,391
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,246,295
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$592,863,391
# of Portfolio Holdings	106
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$2,246,295

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	21.9%
Industrials	20.2%
Consumer Discretionary	13.6%
Information Technology	11.0%
Real Estate	7.1%
Energy	6.4%
Health Care	6.3%
Materials	6.0%
Utilities	3.5%
Consumer Staples	2.9%
Others	0.5%
Short-Term Investments	1.4%
Other assets less liabilities	-0.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
BorgWarner, Inc.	$10,517,895	1.8%
Select Water Solutions, Inc.	$9,998,611	1.7%
Cardinal Infrastructure Group, Inc. - Class A	$9,388,250	1.6%
Seadrill Ltd.	$9,190,414	1.5%
Worthington Steel, Inc.	$8,981,829	1.5%
Versigent PLC	$8,810,367	1.5%
Avnet, Inc.	$8,712,299	1.5%
Extreme Networks, Inc.	$8,610,156	1.5%
Plexus Corp.	$8,360,756	1.4%
HA Sustainable Infrastructure Capital, Inc.	$7,988,030	1.3%
Total	$90,558,607	15.3%

Material Fund Change [Text Block]
C000141791
Shareholder Report [Line Items]
Fund Name	AB Small Cap Value Portfolio
Class Name	Class C
Trading Symbol	SCCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCCVX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCCVX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	1.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.93%	[3]
AssetsNet	$ 592,863,391
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,246,295
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$592,863,391
# of Portfolio Holdings	106
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$2,246,295

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	21.9%
Industrials	20.2%
Consumer Discretionary	13.6%
Information Technology	11.0%
Real Estate	7.1%
Energy	6.4%
Health Care	6.3%
Materials	6.0%
Utilities	3.5%
Consumer Staples	2.9%
Others	0.5%
Short-Term Investments	1.4%
Other assets less liabilities	-0.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
BorgWarner, Inc.	$10,517,895	1.8%
Select Water Solutions, Inc.	$9,998,611	1.7%
Cardinal Infrastructure Group, Inc. - Class A	$9,388,250	1.6%
Seadrill Ltd.	$9,190,414	1.5%
Worthington Steel, Inc.	$8,981,829	1.5%
Versigent PLC	$8,810,367	1.5%
Avnet, Inc.	$8,712,299	1.5%
Extreme Networks, Inc.	$8,610,156	1.5%
Plexus Corp.	$8,360,756	1.4%
HA Sustainable Infrastructure Capital, Inc.	$7,988,030	1.3%
Total	$90,558,607	15.3%

Material Fund Change [Text Block]
C000249214
Shareholder Report [Line Items]
Fund Name	AB Mid Cap Value Portfolio
Class Name	Class Z
Trading Symbol	ABMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Mid Cap Value Portfolio (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABMVX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABMVX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$36	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[4]
AssetsNet	$ 2,720,967
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,720,967
# of Portfolio Holdings	57
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$0

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	20.7%
Financials	13.9%
Information Technology	12.9%
Health Care	9.1%
Materials	8.3%
Consumer Discretionary	8.2%
Real Estate	8.1%
Energy	6.6%
Utilities	5.9%
Consumer Staples	5.3%
Short-Term Investments	1.9%
Other assets less liabilities	-0.9%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
TD SYNNEX Corp.	$91,970	3.4%
Reliance, Inc.	$84,150	3.1%
Ameren Corp.	$83,677	3.1%
TechnipFMC PLC	$78,067	2.9%
Alliant Energy Corp.	$76,837	2.8%
Invesco Ltd.	$73,256	2.7%
Dollar Tree, Inc.	$71,378	2.6%
United Rentals, Inc.	$67,705	2.5%
ON Semiconductor Corp.	$67,186	2.4%
NXP Semiconductors NV	$62,663	2.3%
Total	$756,889	27.8%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized